Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	18 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Investor [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Warrants Issued for Referrals	20	20,000
Related Party Transaction, Additional Warrants Authorized for Issuance		207,500
Investor [Member] | Software Development [Member]
Related Party Transaction [Line Items]
Service agreement	$ 1,000	$ 1,000
Deferred revenue			844	655	538
Financial Institution, Investor [Member]
Related Party Transaction [Line Items]
Notes payable			$ 10,469	$ 10,719	$ 11,219